CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Current assets:
Cash and cash equivalents	$ 60,143	$ 197,127
Restricted cash	8,434	75,648
Marketable securities		12,996
Accounts receivable:
Long-term contracts	354,476	302,769
Allowance for doubtful accounts	(436)	(326)
Accounts receivable, net	354,040	302,443
Recoverable income taxes	5,360	9,706
Inventories	87,715	66,362
Other current assets	29,951	36,564
Current assets of discontinued operations	75,900	81,805
Total current assets	621,543	782,651
Long-term contract receivables	17,457	20,926
Long-term capitalized contract costs	56,471	65,382
Property, plant and equipment, net	113,220	93,925
Deferred income taxes	7,385	6,650
Goodwill	321,562	312,596
Purchased intangibles, net	89,858	112,014
Other assets	10,515	6,559
Noncurrent assets of discontinued operations	98,274	103,705
Total assets	1,336,285	1,504,408
Current liabilities:
Short-term borrowings	55,000	240,000
Trade accounts payable	88,521	77,486
Customer advances	56,132	48,117
Accrued compensation	79,577	73,619
Other current liabilities	50,549	46,350
Income taxes payable	9,838	1,450
Current maturities of long-term debt		450
Current liabilities of discontinued operations	36,862	32,771
Total current liabilities	376,479	520,243
Long-term debt	199,761	200,291
Accrued pension liability	25,375	46,865
Deferred compensation	11,435	10,643
Income taxes payable	7,465	11,855
Deferred income taxes	10,407	3,980
Other long-term liabilities	15,732	20,635
Commitments and contingencies
Shareholders' equity:
Preferred stock, no par value: Authorized--5,000 shares, Issued and outstanding--none
Common stock, no par value: Authorized--50,000 shares, 36,072 issued and 27,127 outstanding at September 30, 2017, 35,937 issued and 26,992 outstanding at September 30, 2016	37,850	32,756
Retained earnings	794,485	813,035
Accumulated other comprehensive loss	(106,626)	(119,817)
Treasury stock at cost - 8,945 shares	(36,078)	(36,078)
Total shareholders' equity	689,631	689,896
Total liabilities and shareholders' equity	$ 1,336,285	$ 1,504,408